Income Tax Provision (Tables) - DiscoverOrg Holdings	9 Months Ended
Sep. 30, 2020
Income Tax Contingency [Line Items]
Schedule of Components of Income Tax Expense (Benefit)
The benefit from income taxes for the years ended December 31, 2019 and 2018 consists of the following (in millions):

	Year Ended December 31,
	2019	2018
Current tax provision
Federal	$—	$—
State	$0.5	$0.1
Foreign	0.2	—
	$0.7	$0.1

Deferred tax provision
Federal	$(5.0)	$(2.0)
State	(2.2)	(1.0)
	$(7.2)	$(3.0)

Expense (benefit) from income taxes	$(6.5)	$(2.9)

Schedule of Effective Income Tax Rate Reconciliation
For the years ended December 31, 2019 and 2018, the effective income tax rate differs from the federal statutory income tax rate as explained below:

	Year Ended December 31,
	2019	2018
U.S. federal statutory income tax rate	21.0%	21.0%
State and local income taxes, net of federal benefit	1.6%	5.8%
Nontaxable partnerships	(14.8)%	(17.4)%
Other	0.5%	(0.3)%
Valuation allowance	(0.6)%	—%
Effective income tax rate	7.7%	9.1%

Schedule of Deferred Tax Assets and Liabilities	As of December 31, 2019 and 2018, net deferred tax liability in the accompanying balance sheet included the following components (in millions):

	Year Ended December 31,
	2019	2018
Deferred tax assets
Net operating loss carryforwards	$4.9	$1.3
Interest expense carryforward	7.2	0.9
Credit carryforwards	1.3	—
Other	—	—
Total deferred tax assets	$13.4	$2.2

Deferred tax liabilities
Investment in DiscoverOrg Data LLC	94.0	12.4
Total deferred tax liabilities	94.0	12.4

Less valuation allowance	2.2	—
Net deferred tax liability	$82.8	$10.2